Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The components of the net deferred tax asset (liability) are as follows:

	June 30, 2021	June 30, 2020
Net operating loss carryforward	$8,498,931	$8,366,912

Subtotal	$8,498,931	$8,366,912
Less valuation allowance	(8,498,931)	(8,366,912)
Net deferred tax assets (liabilities)	$0	$0

Schedule of Effective Income Tax Rate Reconciliation

Following is a reconciliation of the applicable federal income tax as computed at the federal statutory tax rate to the actual income taxes reflected in the Statements of Operations for the years ended June 30, 2021 and 2020:

	June 30, 2021	June 30, 2020
Tax provision at U.S. federal income tax rate	-21%	21%
State income tax provision net of federal	-5%	5%
Valuation allowance	26%	-26%
Provision for income taxes	0%	0%